SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17- SUBSEQUENT EVENTS:

In February 2022, the Company has entered into an Asset Purchase Agreement with Home Skinovations Ltd., whereby Home Skinovations Ltd. sold and assigned to the Company all of Home Skinovations Ltd.’s right, title and interest in and to Home Skinovations Ltd.’s Spa segment assets (including molds, tooling, inventory and trademarks) and further granted the Company an exclusive license to certain IP rights of Home Skinovations Ltd., all the foregoing in consideration for an aggregate amount of $497.